ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) - USD ($)		12 Months Ended
		Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
Balance Sheet
Cash and cash equivalents		$ 434,042,036	$ 470,157,430	$ 269,930,571	$ 185,080,673
Term deposits		17,292,636	21,229,763
Prepaid expenses and other current assets		32,037,407	38,185,411
Total current assets		515,859,574	539,432,534
Property and equipment, net		114,629,683	93,575,648
Other non-current assets	[1]	11,447,401	296,149
Total assets		1,061,379,033	772,414,637
Deferred revenue-current		280,934,750	177,639,939
Accrued expenses and other current liabilities		70,267,551	43,988,602
Total current liabilities		383,163,427	232,555,023
Total liabilities		620,641,546	458,843,821
Income And Cash Flow Statement
Net revenues		619,948,777	433,969,569	313,895,205
Net income (loss)		102,756,200	67,144,021	60,605,772
Net cash provided by/ (used in) operating activities		187,718,420	147,577,987	101,558,366
Net cash provided by/(used in) investing activities		(215,351,987)	(145,785,010)	(17,402,866)
Net cash provided by financing activities		645,989	201,837,942	0
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Balance Sheet
Cash and cash equivalents		239,371,252	161,603,461
Term deposits		8,090,042	542,308
Prepaid expenses and other current assets		24,983,517	34,612,547
Total current assets		272,444,811	196,758,316
Property and equipment, net		82,652,777	62,763,402
Other non-current assets		163,504,716	43,322,163
Total assets		518,602,304	302,843,881
Deferred revenue-current		260,137,064	154,982,001
Accrued expenses and other current liabilities		80,414,871	38,436,846
Total current liabilities		340,551,935	193,418,847
Total non-current liabilities		9,510,846	215,764
Total liabilities		350,062,781	193,634,611
Income And Cash Flow Statement
Net revenues		575,928,039	393,401,571	272,231,845
Net income (loss)		175,088,200	121,489,140	86,108,986
Net cash provided by/ (used in) operating activities		200,357,576	85,654,272	53,427,076
Net cash provided by/(used in) investing activities		(111,318,060)	(60,089,867)	6,192,159
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Balance Sheet
Cash and cash equivalents		194,670,784	308,553,969
Term deposits		9,202,594	20,687,455
Prepaid expenses and other current assets		39,541,385	13,432,794
Total current assets		243,414,763	342,674,218
Property and equipment, net		31,976,906	30,812,246
Other non-current assets		267,385,060	96,084,292
Total assets		542,776,729	469,570,756
Deferred revenue-current		20,797,686	22,657,938
Accrued expenses and other current liabilities		21,813,806	16,478,238
Total current liabilities		42,611,492	39,136,176
Total non-current liabilities		227,967,273	226,073,034
Total liabilities		270,578,765	265,209,210
Income And Cash Flow Statement
Net revenues		44,020,738	40,567,998	41,663,360
Net income (loss)		(72,332,000)	(54,345,119)	(25,503,214)
Net cash provided by/ (used in) operating activities		(12,639,156)	61,923,715	48,131,290
Net cash provided by/(used in) investing activities		(104,033,927)	(85,695,143)	(23,595,025)
Net cash provided by financing activities		$ 645,989	$ 201,837,942	$ 0

[1]	As of February 29, 2016, other non-current assets were primarily made up of a bridge loan to a third party online company with intention to convert to equity interest of the borrower as a long-term investment.